BIOLOGICAL ASSETS (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Forests pledged as collateral for financing contingencies	R$ 69,308	R$ 68,381
Weighted average price used in the valuation of biological assets	R$ 39.40	R$ 34.63
Discount rate used in the valuation	6.70%	6.00%